SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)		Jun. 30, 2023		Mar. 31, 2023		Mar. 31, 2022
Debt Instrument [Line Items]
Total long-term debt		$ 368,480		$ 312,996
Less: current portion		(117,961)		(104,950)
Long-term debt, net of current portion		250,519		208,046
Truck Loan Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt		66,484	[1]	71,342	[1],[2]	[2]
Truck Loan Mitsubishi [Member]
Debt Instrument [Line Items]
Total long-term debt		37,369	[3]	43,332	[3],[4]	[4]
Tractor Loan Simmon Bank [Member]
Debt Instrument [Line Items]
Total long-term debt		40,011	[5]	43,873	[5],[6]	[6]
Loan Simmon Bank [Member]
Debt Instrument [Line Items]
Total long-term debt		23,481	[7]	25,138	[7],[8]	[8]
Rig Loan North Mill [Member]
Debt Instrument [Line Items]
Total long-term debt		86,623	[9]	94,099	[9],[10]	[10]
Loan Amur Capital [Member]
Debt Instrument [Line Items]
Total long-term debt		33,748	[11]	35,212	[11],[12]	[12]
Autoloan T D Auto [Member]
Debt Instrument [Line Items]
Total long-term debt	[13]	$ 80,764

[1]	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is
[2]	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing April 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[3]	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.
[4]	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[5]	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.
[6]	On October 11, 2022, entered into long-term secured note payable for $50,142 for a tractor maturing October 11, 2025. The note is secured by the collateral purchased and accrued interest annually at 7.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[7]	In August 2022, entered into long-term note payable in the amount of $28,900 for equipment maturing August 2, 2026. The note is secured by the collateral purchased and interest is accrued at 6.50% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.
[8]	In August 2022, entered into long-term note payable in the amount of $28,900 for equipment maturing August 2, 2026. The note is secured by the collateral purchased and interest is accrued at 6.50% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.
[9]	In January 2023, entered into long-term note payable in the amount of $99,000 for a rig maturing January 9, 2026. The note is secured by the collateral purchased and interest is accrued at 7.99% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.
[10]	In January 2023, entered into long-term note payable in the amount of $99,000 for a rig maturing January 9, 2026. The note is secured by the collateral purchased and interest is accrued at 7.99% with principal and interest due monthly. There is no accrued interest as of March 31, 2023.
[11]	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of June 30, 2023.
[12]	On October 18, 2022, entered into long-term secured note payable for $37,599 for equipment maturing October 18, 2027. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of March 31, 2023.
[13]	In June 2023, entered into long-term note payable in the amount of $80,764 for an automobile maturing June 2029. The note is secured by the automobile and interest is accrued at 9.79% with principal and interest due monthly. There is no accrued interest as of June 30, 2023.